Equipment: Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Details
Furniture and Fixtures, Gross	$ 41,272	$ 41,272
Capitalized Computer Software, Gross	27,826	27,826
Property, Plant and Equipment, Other, Gross	69,098	69,098
Property, Plant and Equipment, Other, Accumulated Depreciation	$ (69,098)	$ (69,098)